Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Argentina 0.9%
Globant SA(a)	14,921	1,311,258
MercadoLibre, Inc.(a)	2,669	1,304,020
Total		2,615,278
Brazil 8.3%
Afya Ltd., Class A(a)	139,806	2,664,702
Arco Platform Ltd., Class A(a)	55,196	2,332,583
B3 SA - Brasil Bolsa Balcao	128,400	880,447
BK Brasil Operacao e Assessoria a Restaurantes SA	775,469	1,371,521
Hapvida Participacoes e Investimentos SA	83,400	681,665
Itaú Unibanco Holding SA, ADR	512,797	2,302,458
Linx SA	262,400	856,975
Localiza Rent a Car SA	168,226	850,503
Lojas Renner SA	212,340	1,373,482
Magazine Luiza SA	324,700	2,460,824
Notre Dame Intermedica Participacoes SA	166,800	1,433,631
Pagseguro Digital Ltd., Class A(a)	63,201	1,221,675
Petroleo Brasileiro SA, ADR	162,066	891,363
Stone Co., Ltd., Class A(a)	81,508	1,774,429
XP, Inc., Class A(a)	111,479	2,150,430
Total		23,246,688
Canada 0.5%
Parex Resources, Inc.(a)	178,307	1,507,748
China 36.7%
58.Com, Inc., ADR(a)	44,472	2,166,676
Alibaba Group Holding Ltd., ADR(a)	128,066	24,906,276
BeiGene Ltd., ADR(a)	9,409	1,158,342
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	0
China Resources Cement Holdings Ltd.	2,900,000	3,406,995
Country Garden Services Holdings Co., Ltd.	745,000	2,997,725
GDS Holdings Ltd., ADR(a)	30,680	1,778,520
Glodon Co., Ltd., Class A	147,400	876,468
Hangzhou Robam Appliances Co., Ltd., Class A	249,300	990,307
JD.com, Inc., ADR(a)	105,071	4,255,375
Kingdee International Software Group Co., Ltd.	1,674,000	2,201,885
Kweichow Moutai Co., Ltd., Class A	19,000	2,952,743
Li Ning Co., Ltd.	791,000	2,275,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Midea Group Co., Ltd., Class A	340,500	2,304,181
NetEase, Inc., ADR	8,029	2,576,988
New Oriental Education & Technology Group, Inc., ADR(a)	20,253	2,192,185
Ping An Insurance Group Co. of China Ltd., Class H	671,500	6,558,044
Shenzhou International Group Holdings Ltd.	242,600	2,544,890
Skshu Paint Co., Ltd.	127,497	1,591,304
TAL Education Group, ADR(a)	65,434	3,485,015
Tencent Holdings Ltd.	499,301	24,679,257
Wuliangye Yibin Co., Ltd., Class A	72,300	1,163,016
WuXi AppTec Co., Ltd., Class H	184,940	2,248,109
Wuxi Biologics Cayman, Inc.(a)	331,500	4,232,204
Total		103,542,120
Hong Kong 2.9%
AIA Group Ltd.	394,400	3,531,710
Galaxy Entertainment Group Ltd.	190,000	1,000,696
Melco Resorts & Entertainment Ltd., ADR	54,079	670,580
Techtronic Industries Co., Ltd.	449,000	2,851,108
Total		8,054,094
Hungary 1.5%
OTP Bank Nyrt	100,124	2,871,990
Richter Gedeon Nyrt	70,265	1,325,131
Total		4,197,121
India 10.4%
Apollo Hospitals Enterprise Ltd.	105,941	1,587,613
Asian Paints Ltd.	84,182	1,854,332
Avenue Supermarts Ltd.(a)	79,608	2,302,305
Bajaj Finance Ltd.	17,945	524,479
Balkrishna Industries Ltd.	212,707	2,215,410
Eicher Motors Ltd.	9,886	1,703,026
HDFC Bank Ltd., ADR	135,921	5,227,522
HDFC Life Insurance Co., Ltd.(a)	299,076	1,734,350
Indraprastha Gas Ltd.	302,097	1,554,710
Jubilant Foodworks Ltd.	39,053	756,583
Kotak Mahindra Bank Ltd.	53,023	905,040
Petronet LNG Ltd.	632,373	1,669,601
Reliance Industries Ltd.	352,931	5,146,522
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SBI Cards & Payment Services Ltd.(a)	106,360	869,776
Tech Mahindra Ltd.	182,700	1,360,924
Total		29,412,193
Indonesia 3.9%
PT Ace Hardware Indonesia Tbk	19,859,100	1,579,983
PT Bank Central Asia Tbk	2,548,200	4,293,511
PT Bank Rakyat Indonesia Persero Tbk	17,829,900	3,270,097
PT Bank Tabungan Pensiunan Nasional Syariah Tbk(a)	8,073,600	1,051,072
PT Pakuwon Jati Tbk	39,378,400	736,870
Total		10,931,533
Peru 0.9%
Credicorp Ltd.	17,989	2,573,686
Philippines 1.5%
Ayala Land, Inc.	5,217,900	3,079,109
BDO Unibank, Inc.	549,060	1,109,917
Total		4,189,026
Poland 1.1%
Dino Polska SA(a)	77,329	3,008,028
Russian Federation 4.6%
Detsky Mir PJSC	913,761	1,049,119
Lukoil PJSC, ADR	48,849	2,878,755
Mail.ru Group Ltd., GDR(a),(d)	50,788	816,332
Sberbank of Russia PJSC, ADR	278,416	2,622,631
TCS Group Holding PLC, GDR	75,150	868,734
Yandex NV, Class A(a)	137,111	4,668,630
Total		12,904,201
South Africa 4.4%
AVI Ltd.	326,757	1,280,642
Bidvest Group Ltd. (The)	141,217	1,151,293
Capitec Bank Holdings Ltd.	32,824	1,614,615
Clicks Group Ltd.	57,861	833,980
Naspers Ltd., Class N	53,636	7,622,449
Total		12,502,979
South Korea 9.9%
Kakao Corp.	10,068	1,273,432
NAVER Corp.	13,472	1,873,072
Pearl Abyss Corp.(a)	8,528	1,244,060
Samsung Electro-Mechanics Co., Ltd.	37,603	2,979,618
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsung Electronics Co., Ltd.	330,385	12,845,871
Samsung SDI Co., Ltd.	8,654	1,684,851
SK Hynix, Inc.	89,100	6,023,521
Total		27,924,425
Taiwan 7.1%
MediaTek, Inc.	188,000	2,017,847
Sea Ltd. ADR(a)	26,494	1,173,949
Silergy Corp.	58,000	1,881,271
Taiwan Semiconductor Manufacturing Co., Ltd.	1,556,838	14,015,148
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,290	1,017,449
Total		20,105,664
Thailand 2.0%
Mega Lifesciences PCL, Foreign Registered Shares	1,006,400	677,808
Muangthai Capital PCL, Foreign Registered Shares	2,409,500	2,553,600
Srisawad Corp., PCL, Foreign Registered Shares	587,270	755,545
Tisco Financial Group PCL, Foreign Registered Shares	750,100	1,598,504
Total		5,585,457
Total Common Stocks (Cost $252,641,633)		272,300,241

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Brazil 0.5%
Azul SA(a)	160,400	535,274
Lojas Americanas SA	271,095	948,501
Total		1,483,775
South Korea 1.2%
Samsung Electronics Co., Ltd.	104,067	3,391,298
Total Preferred Stocks (Cost $4,818,521)		4,875,073

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(e),(f)	4,464,843	4,462,610
Total Money Market Funds (Cost $4,463,715)		4,462,610
Total Investments in Securities (Cost $261,923,869)		281,637,924
Other Assets & Liabilities, Net		325,491
Net Assets		$281,963,415

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $816,332, which represents 0.29% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	1,091,955	24,135,914	(20,763,026)	4,464,843	(1,857)	(1,105)	10,342	4,462,610
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2020	3